Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	CALVERT RESPONSIBLE INDEX SERIES INC
Registrant CIK	dei_EntityCentralIndexKey	0001105446
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Calvert International Responsible Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert International Responsible Index Fund’s primary benchmark is now the MSCI World ex USA Index.
Calvert US Large-Cap Growth Responsible Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert US Large-Cap Growth Responsible Index Fund’s primary benchmark is now the S&P 500® Index.
Calvert US Large-Cap Value Responsible Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert US Large-Cap Value Responsible Index Fund’s primary benchmark is now the Russell 3000® Index.
Calvert US Mid-Cap Core Responsible Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Calvert US Mid-Cap Core Responsible Index Fund’s Primary benchmark is now the S&P 500® Index.